4. Right of Use Leased Asset (Sept 2019 Note) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Jan. 02, 2018
Notes to Financial Statements
Office lease asset	$ 4,387,955
Printer lease asset	12,374
Right of use asset, gross	4,400,329
Office lease accumulated amortization	278,066
Printer lease accumulated amortization	6,731
Total accumulated amortization	284,797		$ 124,070
Right of use asset, net	$ 4,115,532	$ 0	$ 2,153,747